Income Taxes	12 Months Ended
Sep. 30, 2025
Income Tax Disclosure [Abstract]
Income Taxes

Note 11 — Income Taxes

The provision (benefit) for income taxes consists of the following:

	Year Ended September 30,
	2025	2024	2023
Current	$105,182	$140,423	$153,611
Deferred	20,291	(45,673)	(60,212)
Income taxes	$125,473	$94,750	$93,399

All income taxes are from continuing operations reported by the Company in the applicable taxing jurisdiction. Income taxes also include anticipated withholding taxes due on subsidiaries’ earnings when paid as dividends to the Company.

The Company has tax receivables of $55,854 and $37,249 as of September 30, 2025 and 2024, respectively, which is included in Prepaid expenses and other current assets.

Deferred income taxes are comprised of the following components:

	As of September 30,
	2025	2024
Deferred tax assets:
Deferred revenue	$20,813	$24,507
Employee compensation and benefits	114,122	113,431
Intangible assets and computer software	40,208	50,564
Tax credits, net capital and operating loss carryforwards	145,525	170,591
Lease liabilities	51,644	37,130
Other	79,822	76,908
Total deferred tax assets	452,134	473,131
Valuation allowances	(63,213)	(61,513)
Total deferred tax assets, net	388,921	411,618
Deferred tax liabilities:
Anticipated withholdings on subsidiaries’ earnings	(15,802)	(33,339)
Intangible assets and computer software	(114,511)	(116,966)
Lease assets	(47,305)	(33,215)
Other	(55,016)	(46,780)
Total deferred tax liabilities	(232,634)	(230,300)
Net deferred tax assets	$156,287	$181,318

The effective income tax rate varied from the statutory Guernsey tax rate as follows:

	Year Ended September 30,
	2025	2024	2023
Statutory Guernsey tax rate	0%	0%	0%
Foreign taxes(1)	18.1	16.0	14.7
Effective income tax rate	18.1%	16.0%	14.7%

As a Guernsey company subject to a corporate tax rate of zero percent, the Company’s overall effective tax rate is attributable to foreign taxes. The Company’s income before income tax expense is considered to be foreign income.

(1) Foreign taxes for the year ended Sep 30, 2025:

In fiscal year 2025, the Company recorded a tax benefit of $18,504 related to the release of prior periods accrued withholding taxes on unremitted earnings accumulated in a certain jurisdiction. The release of the accrued withholding taxes followed the Company’s funding decisions relating to an investment allocation priorities.

Foreign taxes in fiscal year 2025 also included a benefit of $26,842 relating primarily to release of unrecognized tax benefits due to expiration of the periods set forth in statutes of limitations in certain jurisdictions, due to settlements with tax authorities and updated estimations in certain jurisdictions.

(1) Foreign taxes for the year ended Sep 30, 2024:

In fiscal year 2024, foreign taxes included a total amount of releases of gross unrecognized tax benefits of $81,556, relating primarily to settlements of tax audits, and expiration of the periods set forth in statutes of limitations in certain jurisdictions. Part of the releases amount was offset by an increase in taxes payables, and tax payments, and, as a result, a net benefit of $47,770 was included within income tax expense for fiscal year 2024.

Foreign taxes in fiscal year 2024 also included a recognition of tax benefit of $17,465 resulting from a creation of a deferred tax asset due to a change in measurement following a tax ruling in a certain jurisdiction in which the Company operates.

(1) Foreign taxes for the year ended Sep 30, 2023:

In fiscal year 2023, the Company recorded a tax benefit of $22,700 related to the release of accrued withholding taxes on unremitted earnings accumulated in Israel. The release of the accrued withholding taxes followed the Company’s funding relating to the acquisition of TEOCO’s service assurance business and the construction of its Israeli campus.

Foreign taxes in fiscal year 2023 also included a benefit of $40,644 relating to release of gross unrecognized tax benefits due to settlements of tax audits and expiration of the periods set forth in statutes of limitations in certain jurisdictions. The majority of the release was offset by tax payments and, as a result, a net benefit of $16,232 was included within income tax expense for fiscal year 2023.

Foreign taxes in fiscal year 2023 also included a recognition of tax benefit of $11,566 resulting from internal structural changes in certain jurisdictions in which the Company operates, a benefit of $9,236 due to a change in measurement of a deferred tax liability following a regulatory clarification, and a benefit of $3,142 relating to changes in tax regulations in certain jurisdictions.

As previously disclosed in the Company’s Annual Report on Form 20-F for fiscal year 2022, the Company's primary Israeli subsidiary has elected, during fiscal year 2022, to pay the reduced corporate tax on all of its “previously exempt earnings” based on a temporary order of the Israeli budget law. Following this election, payment of this tax, was made during fiscal year 2023. The impact of this election on income taxes was already reflected in fiscal year 2022.

As of September 30, 2025 and 2024, the Company indefinitely reinvest certain undistributed earnings of its foreign subsidiary and as a result has not recorded deferred tax liabilities in amounts of $133,020 and $101,725, respectively.

During fiscal year 2025 the net increase in valuation allowances was $1,700. The valuation allowances, related to the uncertainty of realizing tax benefits primarily for tax credits, net capital and operating loss carryforwards related to certain of the Company’s subsidiaries. As of September 30, 2025, the Company had tax credits, net capital and operating loss carryforwards of $557,390 of which $137,406 have expiration dates through 2045, and the remainder do not expire.

During fiscal year 2024, the net decrease in valuation allowances was $4,652. The valuation allowances, related to the uncertainty of realizing tax benefits primarily for tax credits, net capital and operating loss carryforwards related to certain of the Company’s subsidiaries. As of September 30, 2024, the Company had tax credits, net capital and operating loss carryforwards of $699,023 of which $202,193 have expiration dates through 2044, and the remainder do not expire.

The aggregate changes in the balance of the Company’s gross unrecognized tax benefits were as follows:

	Year Ended September 30,
	2025	2024	2023
Balance at beginning of fiscal year	$151,822	$196,949	$213,031
Additions based on tax positions related to the current year	23,112	23,267	22,181
Additions for tax positions of prior years	22,751	15,840	18,477
Reductions for tax positions of prior years	(3,486)	(4,613)	(16,096)
Settlements with tax authorities(1)	(7,040)	(48,622)	(27,737)
Lapse of statute of limitations	(16,627)	(30,999)	(12,907)
Balance at end of fiscal year	$170,532	$151,822	$196,949

(1) The changes in the years ended September 30, 2024 and 2023 were $48,622 and $27,737 respectively, the majority of which were offset by income tax payments or changes in tax receivables and tax payables.

The total amount of unrecognized tax benefits, which includes interest and penalties, was $170,532 as of September 30, 2025, and $151,822 as of September 30, 2024, all of which would affect the effective tax rate if realized.

The Company recognizes interest and penalties related to unrecognized tax benefits in the provision for income taxes. As of September 30, 2025, the Company had accrued $38,090 in income taxes payable for interest and penalties relating to unrecognized tax benefits, of which $7,595 was recognized in the statements of income in fiscal year 2025, net of interest and penalties reversals. As of September 30, 2024, the Company had accrued $30,495 in income taxes payable for interest and penalties relating to unrecognized tax benefits. A benefit of $4,617 of interest and penalty reversals, net of interest and penalties accrual for the period, was recognized in the statements of income in fiscal year 2024.

The Company is currently under tax audit in several jurisdictions for the tax years 2007 and onwards. Timing of the resolution of audits is highly uncertain and therefore, as of September 30, 2025, the Company cannot estimate the change in unrecognized tax benefits resulting from these audits in progress within the next 12 months.

It is reasonably possible that the amount of unrecognized tax benefits may decrease by up to $17,045 during fiscal year 2026 as a result of lapse of statutes of limitations in jurisdictions in which the Company operates.